Leases (Details) - Schedule of lease liability and right of use asset - Leases of offices [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases (Details) - Schedule of lease liability and right of use asset [Line Items]
Balance	$ 2,673	$ 1,891
Depreciation	856	842
Additions	1,421	1,624
Disposals	69
Balance	3,169	2,673
Buildings [member]
Leases (Details) - Schedule of lease liability and right of use asset [Line Items]
Balance	2,506	1,687
Depreciation	740	706
Additions	1,312	1,525
Disposals
Balance	3,078	2,506
Vehicles [member]
Leases (Details) - Schedule of lease liability and right of use asset [Line Items]
Balance	167	204
Depreciation	116	136
Additions	109	99
Disposals	69
Balance	$ 91	$ 167